Debt (Details) (USD $)	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 22, 2009	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Jun. 30, 2011 Ten Year Unsecured Notes [Member]	Dec. 31, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Jun. 30, 2011 Thirty Year Unsecured Notes [Member]	Dec. 31, 2010 Thirty Year Unsecured Notes [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jun. 30, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Jun. 30, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 First Rand Bank Limited [Member]	Jun. 30, 2011 First Rand Bank Limited [Member]
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 176,000,000	$ 175,000,000	$ 142,200,000
Non-hedge derivative (gain)/loss on convertible bonds	(88,000,000)	1,000,000
Balance at end of period	88,000,000	176,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.375%	5.375%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility	1,000,000,000	950,000,000															1,000,000,000	950,000,000
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000			789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility	0	50,000,000															0	50,000,000
Line Of Credit Facility Decrease Repayments																	50,000,000
Accrued interest	12,000,000	12,000,000			8,000,000	8,000,000		4,000,000	4,000,000	3,000,000	3,000,000		2,000,000	2,000,000
Unsecured Debt [Abstract]
Unsecured Debt	1,006,000,000	1,006,000,000			707,000,000	707,000,000		299,000,000	299,000,000	645,000,000	633,000,000		782,000,000	874,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000	1,000,000,000															1,000,000,000	1,000,000,000	1,000,000,000
Long-term debt duration (years)				10-year			30-year			5-year						4-year
Interest Rate [Percent]																	LIBOR + 1.75	LIBOR + 1.75			JIBAR plus 0.95 percent
Commitment Fee Percentage																	0.70%	0.70%
Short-term debt repaid																				99,000,000
Debt Instrument, Convertible, Conversion Price Per Share												$ 47.6126
Long-term Debt, Gross										642,000,000	630,000,000
Long-term Debt, Fair Value	780,000,000	872,000,000											780,000,000	872,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000,000,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 42.09